Acquisitions and Dispositions (Tables)	12 Months Ended
Dec. 31, 2011
Acquisitions and Dispositions [Abstract]
Schedule of Purchase Price Allocation

November 1, 2010
(In millions)
Cash	$6,800
MetLife, Inc.’s common stock (78,239,712 shares) (1)	3,200
MetLife, Inc.’s convertible preferred stock (1), (2)	2,805
MetLife, Inc.’s Equity Units ($3.0 billion aggregate stated amount) (3)	3,189

Total cash paid and securities issued to AM Holdings	$15,994
Contractual purchase price adjustments (4)	396

Total purchase price	$16,390
Effective settlement of pre-existing relationships (5)	(186)
Contingent consideration (6)	88

Total purchase consideration for ALICO	$16,292

(1)	Fair value is based on the opening price of MetLife, Inc.’s common stock of $40.90 on the New York Stock Exchange (“NYSE”) on November 1, 2010.

(2)	On March 8, 2011, MetLife, Inc. repurchased and canceled all of the convertible preferred stock.

(3)	The Equity Units include the Debt Securities and the Purchase Contracts that will settle in MetLife, Inc.’s common stock on specified future dates. See Note 14.

(4)	Relates to the cash settlement of intercompany balances prior to the Acquisition for amounts in excess of certain agreed-upon thresholds and certain other adjustments.

(5)

Effective settlement of debt securities issued by MetLife, Inc. that were owned by ALICO on the Acquisition Date and which reduced the total purchase consideration. Such debt securities were sold to a third party in the second quarter of 2011.

(6)	Estimated fair value of potential payments related to the adequacy of reserves for guarantees on the fair value of a fund of assets backing certain United Kingdom (“U.K.”) unit-linked contracts.

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

November 1, 2010
(In millions)
Assets acquired:
Total investments	$101,036
Cash and cash equivalents	4,175
Accrued investment income	948
Premiums, reinsurance and other receivables	1,971
VOBA	9,210
Other assets	1,146
Separate account assets	244

Total assets	$118,730

Liabilities assumed:
Future policy benefits	$31,811
Policyholder account balances	66,652
Other policy-related balances	7,306
Current and deferred income tax liability	375
Other liabilities	2,918
Separate account liabilities	244

Total liabilities	$109,306

Redeemable noncontrolling interests in partially owned consolidated subsidiaries assumed	$109

Noncontrolling interests	(21)
Goodwill	6,998

Net assets acquired	$16,292

Fair Values of Business Acquired, Distribution Agreements and Customer Relationships

	November 1, 2010	Weighted Average Amortization Period
	(In millions)	(In years)
VOBA	$9,210	8.2
VODA and VOCRA	341	10.3

Total value of amortizable intangible assets acquired	$9,551	8.6

Revenues And Earnings Of Acquired Entity

ALICO’s Operations Included in MetLife’s Results for the Year Ended December 31, 2010
(In millions)
Total revenues	$950
Income (loss) from continuing operations, net of income tax	$(2)

Business Acquisition, Pro Forma Information

	Years Ended December 31,
	2010	2009
	(In millions, except per share data)
Total revenues	$64,680	$54,282
Income (loss) from continuing operations, net of income tax, attributable to common shareholders	$3,888	$(1,353)
Income (loss) from continuing operations, net of income tax, attributable to common shareholders per common share:
Basic	$3.60	$(1.29)
Diluted	$3.57	$(1.29)